Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000269504 | Internet
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000269504 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000269504 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000269504 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000269504 | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000269504 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000269504 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000269504 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000269504 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000269504 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000269504 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000269504 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000269504 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000269504 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000269504 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000269505 | Internet
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000269505 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000269505 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000269505 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000269505 | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000269505 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000269505 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000269505 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000269505 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000269505 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000269505 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000269505 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000269505 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000269505 | Other sectors
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000269505 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%